CONSOLIDATED STATEMENTS OF (LOSS) INCOME AND COMPREHENSIVE (LOSS) INCOME - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses
Professional fees	$ 27,921	$ 44,323	$ 50,952
Employee benefits	135,866	137,673	142,971
Shareholder's information	15,760	14,375	11,304
General and administrative expenses	13,065	12,996	13,502
Accretion expense	0	0	898
Allowance for doubtful accounts	0	15,282	0
Net operating loss	(192,612)	(224,649)	(219,627)
Interest income	4	7,196	2
Foreign exchange (loss)/ gain	(3,538)	12,808	(2,058)
Writeback / adjustment of accounts payable and accrued liabilities	10,485	0	288,274
Net (loss) income and comprehensive (loss) income	$ (185,661)	$ (204,645)	$ 66,591
Net (loss) income and comprehensive (loss) income per share - basic	$ (0)	$ (0.01)	$ 0
Net (loss) income and comprehensive (loss) income per share - diluted	$ (0)	$ (0.01)	$ 0
Weighted average number of shares - basic	38,906,742	38,906,742	38,906,742
Weighted average number of shares - diluted	38,906,742	38,906,742	38,906,742